Average Annual Total Returns - SelectPortfoliosGroup10-UtilitiesSector-PRO - SelectPortfoliosGroup10-UtilitiesSector-PRO - Select Utilities Portfolio	Apr. 29, 2023
Select Utilities Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	5.22%
Past 5 years	10.65%
Past 10 years	11.30%
Select Utilities Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.09%
Past 5 years	9.48%
Past 10 years	10.11%
Select Utilities Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.90%
Past 5 years	8.29%
Past 10 years	9.05%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1528
Average Annual Return:
Past 1 year	1.24%
Past 5 years	9.06%
Past 10 years	11.03%